COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Lease commitment
2013	$ 4,202,717
2014	1,833,078
2015	620,570
2016	200,114
2017 and after	216,361
Total	7,072,840
Lease rentals
Rental expenses	10,330,829	11,097,836	10,137,032
Contingent rentals	837,856	924,349	1,224,443
Contingencies
Number of purported class action complaints	2
Capital Commitment
Capital Commitment
Capital expenditures contracted	$ 4,176,889